Real Estate Real Estate - Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
Below Market Lease, Amortization Income, Next Twelve Months		$ (4,695)
Below Market Lease, Amortization Income, Remainder of Fiscal Year	$ (1,170)
Below Market Lease, Amortization Income, Year Two	(4,695)	(4,695)
Below Market Lease, Amortization Income, Year Three	(4,695)	(4,695)
Below Market Lease, Amortization Income, Year Four	(3,799)	(3,799)
Below Market Lease, Amortization Income, Year Five	(3,799)	(3,799)
Tenant origination and absorption costs
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		24,198
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	6,033
Finite-Lived Intangible Assets, Amortization Expense, Year Two	24,198	24,198
Finite-Lived Intangible Assets, Amortization Expense, Year Three	24,198	24,198
Finite-Lived Intangible Assets, Amortization Expense, Year Four	19,715	19,715
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 19,597	19,597
Griffin Capital Essential Asset REIT, Inc. [Member]
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
Below Market Lease, Amortization Income, Next Twelve Months		(1,018)
Below Market Lease, Amortization Income, Year Two		(1,856)
Below Market Lease, Amortization Income, Year Three		(770)
Below Market Lease, Amortization Income, Year Four		(630)
Below Market Lease, Amortization Income, Year Five		(1,007)
Griffin Capital Essential Asset REIT, Inc. [Member] | Tenant origination and absorption costs
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		51,363
Finite-Lived Intangible Assets, Amortization Expense, Year Two		42,721
Finite-Lived Intangible Assets, Amortization Expense, Year Three		33,302
Finite-Lived Intangible Assets, Amortization Expense, Year Four		28,724
Finite-Lived Intangible Assets, Amortization Expense, Year Five		24,918
Griffin Capital Essential Asset REIT, Inc. [Member] | Ground leasehold improvements
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		27
Finite-Lived Intangible Assets, Amortization Expense, Year Two		27
Finite-Lived Intangible Assets, Amortization Expense, Year Three		27
Finite-Lived Intangible Assets, Amortization Expense, Year Four		27
Finite-Lived Intangible Assets, Amortization Expense, Year Five		27
Griffin Capital Essential Asset REIT, Inc. [Member] | Other leasing costs
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		1,768
Finite-Lived Intangible Assets, Amortization Expense, Year Two		1,782
Finite-Lived Intangible Assets, Amortization Expense, Year Three		1,757
Finite-Lived Intangible Assets, Amortization Expense, Year Four		1,704
Finite-Lived Intangible Assets, Amortization Expense, Year Five		$ 1,674